Reverse Recapitalization - Schedule of Shares and Voting Interest Outstanding After Reverse Recapitalization and PIPE Investment (Details) - shares		3 Months Ended
	Mar. 26, 2026	Mar. 31, 2026	Mar. 25, 2026
Reverse Recapitalization [Line Items]
Shares (in shares)	297,993,837	298,511,364
% of Voting	100.00%
Shares, diluted (in shares)	346,032,251
% of Voting, diluted	100.00%
Earnout shares (in shares)	1,100,000	1,100,000
Old Xanadu Shareholders
Reverse Recapitalization [Line Items]
Shares (in shares)	257,684,899
% of Voting	86.50%
Shares, diluted (in shares)	257,684,899
% of Voting, diluted	74.50%
Old Xanadu Options
Reverse Recapitalization [Line Items]
Shares, diluted (in shares)	47,360,480
% of Voting, diluted	13.70%
Old Xanadu Warrants
Reverse Recapitalization [Line Items]
Shares, diluted (in shares)	677,934
% of Voting, diluted	0.20%
PIPE Investors
Reverse Recapitalization [Line Items]
Shares (in shares)	27,500,000
% of Voting	9.20%
Shares, diluted (in shares)	27,500,000
% of Voting, diluted	7.90%
SPAC Public Shareholders
Reverse Recapitalization [Line Items]
Shares (in shares)	3,211,605
% of Voting	1.00%
Shares, diluted (in shares)	3,211,605
% of Voting, diluted	0.90%
SPAC Private Placement Shareholders
Reverse Recapitalization [Line Items]
Shares (in shares)	2,264,000
% of Voting	0.80%
Shares, diluted (in shares)	2,264,000
% of Voting, diluted	0.70%
SPAC Sponsor Shares
Reverse Recapitalization [Line Items]
Shares (in shares)	7,333,333		7,333,333
% of Voting	2.50%
Shares, diluted (in shares)	7,333,333
% of Voting, diluted	2.10%
Xanadu Class A Multiple Voting Shares
Reverse Recapitalization [Line Items]
Shares (in shares)	254,709,401	255,226,928
% of Voting	85.50%
Xanadu Class B Subordinate Voting Shares ("Earn-out Shares")
Reverse Recapitalization [Line Items]
Shares (in shares)	43,284,436	43,284,436
% of Voting	14.50%